Standards, Amendments and Interpretation Adopted in 2018 (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Original Measurement Categories under IAS 39 and New Measurement Categories under IFRS 9 for Each Class of Financial Assets and Financial Liabilities Explanatory

The table below explains the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 for each class of financial assets of the Group and financial liabilities as of January 1, 2018:

	IAS 39		IFRS 9
Financial assets	Measurement category	Balance	Measurement category	Balance
Cash and cash equivalents	Loans and accounts receivables	626,180	Amortized cost	626,180
Trade accounts receivables and other account receivables	Loans and accounts receivables	1,447,629	Amortized cost	1,447,629
Unbilled work in progress	Loans and accounts receivables	672,163	Amortized cost	672,163
Financial assets related to Concession arrangements	Loans and accounts receivables	952,780	Amortized cost	952,780
Accounts receivable from related parties	Loans and accounts receivables	874,682	Amortized cost	872,110
Other accounts receivable	Fair value through profit or loss	181	Fair value through profit or loss	181

	IAS 39		IFRS 9
Financial liabilites	Measurement category	Balance	Measurement category	Balance
Other financial loans	Amortized cost	1,561,754	Amortized cost	1,561,754
Finance leases	Amortized cost	128,309	Amortized cost	128,309
Accounts payable and other accounts payable	Amortized cost	2,054,217	Amortized cost	2,054,217
Accounts payable to related parties	Amortized cost	81,128	Amortized cost	81,128
Derivative financial instruments used in hedging transactions	Fair value through other comprehensive income	383	Fair value through other comprehensive income	383

Schedule of Adoption of IFRS 9 and IFRS 15 with Impact in Equity

The Group evaluated the impact of the adoption of IFRS 9 and IFRS 15 in its consolidated financial statements; the impacts in Equity as of January 1, 2018, are shown as follows:

	As of 1 January 2018
	IAS 18/39 Balance	IFRS 9 Adjustments	IFRS 15 Adjustments	IFRS Balance
Retained earnings	589,167	(2,572)	(49,992)	536,603